NOTES PAYABLE (Details) - Schedule of Amortization of Debt Discount - USD ($)	12 Months Ended
	May 31, 2018	May 31, 2017
Schedule of Amortization of Debt Discount [Abstract]
Discounts on notes payable amortized to interest expense	$ 2,534,104	$ 2,274,519